Commitment and Contingencies (Tables)	12 Months Ended
Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under noncancelable office leases as of January 31, 2022 are as follows:

(in thousands)
2023	$5,359
2024	1,729
2025	—
2026	—
2027	—
Thereafter	—
Total minimum lease payments	$7,088

Schedule of Purchase Commitments	Future purchase commitments under noncancelable launch service and ground station service contracts as of January 31, 2022 are as follows:

(in thousands)	Launch	Ground Station
2023	$1,025	$2,406
2024	1,200	985
2025	—	686
2026	—	402
2027	—	76
Thereafter	—	—
Total purchase commitments	$2,225	$4,555

Schedule of Other Commitments	Future minimum purchase commitments under the noncancelable hosting service agreement as of January 31, 2022 is as follows:

(in thousands)
2023	$25,379
2024	28,050
2025	30,120
2026	31,190
2027	32,725
Thereafter	33,427
Total purchase commitments	$180,891